Taxes (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Taxes [Line Items]
Statutory income tax rate	21.00%	21.00%	21.00%
State tax rate	8.84%
Income tax expenses (in Dollars)		$ 3,300
Tax benefit percentage	50.00%
USA [Member]
Taxes [Line Items]
Statutory income tax rate	21.00%
Valuation allowance	100.00%